Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,240,289	$ 1,010,707
Contributions receivable - employer	(22,110)	(17,554)
Accrued administrative expenses	(228)	(326)
Net assets available for benefits per Form 5500	$ 1,217,951	$ 992,827